COMMITMENT AND CONTINGENT LIABILITIES - Additional Information (Detail) shares in Millions				1 Months Ended			9 Months Ended	12 Months Ended
	Apr. 23, 2018 USD ($)	Dec. 31, 2017 USD ($)		May 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Feb. 28, 2018 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($) shares		Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)	May 04, 2018 USD ($)	Apr. 20, 2018 USD ($)	Apr. 12, 2018 USD ($)	Nov. 30, 2016 USD ($)	Feb. 29, 2016 USD ($)
Loss Contingencies [Line Items]
Unaccrued amounts of reasonably possible range of losses		$ 90,000,000					$ 90,000,000	$ 90,000,000
long term Debt Maturities		0						0
long term Debt Maturities		552,000,000						552,000,000
long term Debt Maturities		1,092,000,000						1,092,000,000
long term Debt Maturities		0						0
long term Debt Maturities		770,000,000						770,000,000
long term Debt Maturities		1,760,000,000						1,760,000,000
Future Minimum Payment		214,000,000						214,000,000
Future Minimum Payment		207,000,000						207,000,000
Future Minimum Payment		177,000,000						177,000,000
Future Minimum Payment		169,000,000						169,000,000
Future Minimum Payment		156,000,000						156,000,000
Future Minimum Payment		334,000,000						334,000,000
Minimum Future Sublease		56,000,000						56,000,000
Minimum Future Sublease		58,000,000						58,000,000
Minimum Future Sublease		41,000,000						41,000,000
Minimum Future Sublease		40,000,000						40,000,000
Minimum Future Sublease		37,000,000						37,000,000
Minimum Future Sublease		60,000,000						60,000,000
Rent Expense								142,900,000		$ 140,200,000		$ 137,700,000
Sublease Income								16,400,000		15,800,000		5,200,000
Pledged Collateral Carrying value		4,500,000,000						4,500,000,000
Difference between funding carrying value and contractual obligation value								14,000,000
Severance and Lease Costs								29,000,000		21,000,000		$ 3,000,000
Real Estate Charges								37,000,000
Real Estate Charges Consolidation								40,000,000
Real Estate Charges Change in Estimates								4,000,000
Proceeds from other equity		756,000,000
Other assets		2,510,000,000	[1]				3,124,000,000 [2]	2,510,000,000	[1]	2,462,000,000	[1]
Uncommitted lines of credit		375,000,000						375,000,000
Guarantor obligations		$ 410,000,000						$ 410,000,000
Guarantor obligations additional guarantees		3						3
Number of foreign subsidiaries under guarantee obligations		1						1
Guarantor obligations, current carrying value		$ 2,000,000						$ 2,000,000
Guarantor obligations smaller guarantees		2						2
Investments in real estate funds		$ 81,782,000,000					78,942,000,000	$ 81,782,000,000		$ 72,318,000,000
Equity financing arrangements with limited partnerships							796,000,000
Equity financing arrangements with affiliates							233,000,000
Total Agricultural Mortgage Loans							379,000,000
Minimum | Oil and Gas
Loss Contingencies [Line Items]
Investments in and advance to affiliates, subsidiaries, associates, and joint ventures		$ 8,000,000						8,000,000
Investments, lock in period		0 years
Commitment to total investment in partnerships		$ 6,000,000						6,000,000
Minimum | Venture Capital Funds
Loss Contingencies [Line Items]
Investments in and advance to affiliates, subsidiaries, associates, and joint ventures		$ 35,000,000						35,000,000
Investments, lock in period		0 years
Maximum | Oil and Gas
Loss Contingencies [Line Items]
Investments, lock in period		3 years
Maximum | Venture Capital Funds
Loss Contingencies [Line Items]
Investments, lock in period		6 years
Letter of Credit
Loss Contingencies [Line Items]
Letters of credit outstanding, amount		$ 4,489,000,000						4,489,000,000
Reinsurance recoverables, including reinsurance premium paid		4,260,000,000						4,260,000,000
Line of credit facility, maximum borrowing capacity		636,000,000						636,000,000
Affiliates
Loss Contingencies [Line Items]
Proceeds from other equity		234,000,000
Consolidated Variable Interest Entities
Loss Contingencies [Line Items]
Proceeds from other equity		22,000,000
AXA Financial
Loss Contingencies [Line Items]
Letters of credit outstanding, amount		4,300,000,000						4,300,000,000
Axa Arizona
Loss Contingencies [Line Items]
Other assets		10,400,000,000						10,400,000,000
Axa Arizona | Revolving credit facility
Loss Contingencies [Line Items]
Line of credit facility, maximum borrowing capacity		0						0								$ 1,500,000,000
Borrowing		1,500,000,000						1,500,000,000
ABUs Real Estate Lp
Loss Contingencies [Line Items]
Investments in real estate funds		25,000,000						25,000,000
Commitment to total investment in partnerships		22,000,000						22,000,000
ABUs Real Estate II Lp
Loss Contingencies [Line Items]
Investments in real estate funds		28,000,000						28,000,000
Commitment to total investment in partnerships		$ 10,000,000						$ 10,000,000
Brach Family Foundation Litigation
Loss Contingencies [Line Items]
Liability for future policy benefits, amount per policy																	$ 1,000,000
Federal Home Loan Bank of New York [Member]
Loss Contingencies [Line Items]
Purchase FHLBNY Stock | shares								144
Senior Debentures
Loss Contingencies [Line Items]
Remaining capacity at termination														$ 11,000,000
Credit Facility | Revolving credit facility
Loss Contingencies [Line Items]
Line of credit facility, maximum borrowing capacity							$ 1,500,000,000								$ 1,500,000,000
Letter of Credit
Loss Contingencies [Line Items]
Line of credit facility, maximum borrowing capacity						$ 1,500,000,000
Two Year Term Loan
Loss Contingencies [Line Items]
Line of credit facility, maximum borrowing capacity	$ 3,900,000,000
Debt instrument, term	2 years
Two Year Term Loan | Senior Debentures
Loss Contingencies [Line Items]
Debt instrument, face amount					$ 3,900,000,000.0	$ 3,900,000,000.0
Remaining capacity at termination					$ 200,000,000
Debt instrument, term					2 years	2 years
Holdings Three-Year Delayed Draw Term Loan
Loss Contingencies [Line Items]
Line of credit facility, maximum borrowing capacity						$ 3,900,000,000
Proceeds from lines of credit				$ 300,000,000
Debt instrument, term				3 years			2 years
Three Year Term Loan
Loss Contingencies [Line Items]
Debt instrument, term						3 years
Three Year Term Loan | Senior Debentures
Loss Contingencies [Line Items]
Debt instrument, face amount						$ 500,000,000
Remaining capacity at termination													$ 200,000,000
Holdings Revolving Credit Facility | Letter of Credit
Loss Contingencies [Line Items]
Line of credit facility, maximum borrowing capacity					$ 1,500,000,000	1,500,000,000	$ 1,900,000,000
Holdings Revolving Credit Facility | Revolving credit facility
Loss Contingencies [Line Items]
Line of credit facility, maximum borrowing capacity						2,500,000,000	$ 2,500,000,000
Debt instrument, face amount						$ 2,500,000,000.0
Debt instrument, term						5 years	5 years
Holdings Revolving Credit Facility | ACS Life | Letter of Credit
Loss Contingencies [Line Items]
Remaining capacity at termination					125,000,000
Holdings Revolving Credit Facility | AXA Equitable Life | Letter of Credit
Loss Contingencies [Line Items]
Remaining capacity at termination					$ 800,000,000
Holdings Revolving Credit Facility | EQ AZ | Revolving credit facility
Loss Contingencies [Line Items]
Line of credit facility, maximum borrowing capacity						$ 1,900,000,000	$ 1,900,000,000

[1]	See Note 2 for details of balances with variable interest entities.
[2]	See Note 2 for details of balances with variable interest entities.